Note 2 - Liquidity and Management Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Liquidity and Management Plans [Text Block]
Note 2. Liquidity and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2016, the Company had cash and cash equivalents of approximately $9.6 million and working capital of approximately $3.8 million. The Company incurred significant operating losses since inception and continues to generate losses from operations and as of March 31, 2016, the Company has an accumulated deficit of $163.2 million. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Historically, the Company has financed its operation through private and public placement of equity securities, as well as debt financing and capital leases. The Company’s ability to fund its longer term cash requirements is subject to multiple risks, many of which are beyond its control. The Company intends to raise additional capital, either through debt or equity financings or through the potential sale of the Company’s assets in order to achieve its business plan objectives. Management believes that it can be successful in obtaining additional capital; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds raised will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Note 2. Liquidity and Management Plans

At December 31, 2015, the Company had cash and cash equivalents of approximately $15.1 million and working capital of approximately $13.5 million. Based on (i) current projections for revenues for its continuing operations, (ii) operating costs to support its continuing operations including the effect of cost reduction measures that are being implemented, and (iii) capital expenditures to support the network infrastructure, the Company believes that its current cash balances are sufficient to maintain operations and fulfill working capital requirements for the next twelve months from the date of filing this annual report. The Company has historically financed operations through private and public placement of equity securities, as well as debt financings and capital leases. The Company's ability to fund its longer term cash requirements is subject to multiple risks, many of which are beyond its control. Should additional funding be required, the Company may need to raise additional capital through the sale of equity or debt securities. There can be no assurances that the Company would be successful in raising additional capital.